Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 817,610	$ 2,050,494
Short-term bank deposits	3,022,787	3,148,746
Trade receivables, net	3,758,554	2,990,305
Other receivables and prepaid expenses	192,929	172,809
Inventories	1,875,724	1,959,651
Total current assets	9,667,604	10,322,005
NON-CURRENT ASSETS:
Restricted deposits	39,152	32,692
Property, plant and equipment, net	450,058	313,649
Severance pay fund	161,867	162,053
Operating lease right-of-use assets	563,266	503,507
Total non-current assets	1,214,343	1,011,901
Total assets	10,881,947	11,333,906
CURRENT LIABILITIES:
Trade payables	910,934	1,214,621
Current maturities of long-term loans and balance from related parties	578,124	498,781
Other current liabilities	1,216,902	1,344,284
Total current liabilities	2,705,960	3,057,686
LONG-TERM LIABILITIES:
Long-term loans from related parties	317,405	589,468
Non-current operating lease liabilities	331,269	323,071
Accrued severance pay	426,247	469,191
Total long-term liabilities	1,074,921	1,381,730
Total liabilities	3,780,881	4,439,416
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, no par value per share: Authorized:100,000,000 at June 30, 2024 and December 31, 2023; Issued: 7,999,216 shares at June 30, 2024 and December 31, 2023; Outstanding: 7,878,501 at June 30, 2024 and December 31, 2023
Treasury shares at cost (120,715 ordinary shares at June 30, 2024 and December 31, 2023)	(119,536)	(119,536)
Additional paid-in capital	17,990,928	17,916,149
Accumulated deficit	(10,770,326)	(10,902,123)
Total shareholders’ equity	7,101,066	6,894,490
Total liabilities and shareholders’ equity	$ 10,881,947	$ 11,333,906